Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Trade and Other Payables
	December 31	December 31
	2020	2019
	US Dollars (In thousands)
Trade payables	25	35
Accrued expenses	462	136
Payroll and related	19	2
Government institution	-	1
Related Parties	17	14
Other	-	1

	523	189